Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unsecured Bank Loan Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of unsecured bank loan and commercial paper payable, amount used	$ 585	$ 722
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	56,191	56,862
Facility of unsecured bank loan and commercial paper payable	56,776	57,584
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of secured bank loan facility, amount used	1,600	1,600
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	20	0
Facility of secured bank loan facility	$ 1,620	$ 1,600